Fair Value of Financial Instruments, Part 3 (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial assets [Abstract]
Cash and cash equivalents	$ 718,156	$ 671,448	$ 583,044	$ 544,016
Securities available for sale	601,037	676,759
Held to maturity securities	59,439	75,342
Net loans	3,279,167	3,171,005
Accrued interest receivable	10,262	10,800
Financial liabilities [Abstract]
Demand deposits	365,081	331,425
Interest bearing deposits	3,738,607	3,700,828
Short-term borrowings	191,226	189,116
Accrued interest payable	501	548
Level 1 [Member]
Financial assets [Abstract]
Cash and cash equivalents	718,156	671,448
Securities available for sale	35	35
Held to maturity securities	0	0
Net loans	0	0
Accrued interest receivable	80	30
Financial liabilities [Abstract]
Demand deposits	365,081	331,425
Interest bearing deposits	2,627,367	2,537,583
Short-term borrowings	0	0
Accrued interest payable	74	100
Level 2 [Member]
Financial assets [Abstract]
Cash and cash equivalents	0	0
Securities available for sale	601,002	676,724
Held to maturity securities	59,439	75,342
Net loans	0	0
Accrued interest receivable	2,370	2,694
Financial liabilities [Abstract]
Demand deposits	0	0
Interest bearing deposits	1,111,240	1,163,245
Short-term borrowings	191,226	189,116
Accrued interest payable	427	448
Level 3 [Member]
Financial assets [Abstract]
Cash and cash equivalents	0	0
Securities available for sale	0	0
Held to maturity securities	0	0
Net loans	3,279,167	3,171,005
Accrued interest receivable	7,812	8,076
Financial liabilities [Abstract]
Demand deposits	0	0
Interest bearing deposits	0	0
Short-term borrowings	0	0
Accrued interest payable	0	0
Carrying Value [Member]
Financial assets [Abstract]
Cash and cash equivalents	718,156	671,448
Securities available for sale	601,037	676,759
Held to maturity securities	56,465	70,946
Federal Reserve Bank and Federal Home Loan Bank stock	9,480	9,228
Net loans	3,248,542	3,112,005
Accrued interest receivable	10,262	10,800
Financial liabilities [Abstract]
Demand deposits	365,081	331,425
Interest bearing deposits	3,735,297	3,700,816
Short-term borrowings	191,226	189,116
Accrued interest payable	$ 501	$ 548